Share-based awards (Tables)	12 Months Ended
Mar. 31, 2021
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Cost of revenue	8,915	7,322	11,224
Product development expenses	15,378	13,654	21,474
Sales and marketing expenses	4,411	3,830	5,323
General and administrative expenses	8,787	6,936	12,099
	37,491	31,742	50,120

RSUs
Share-based awards
Summary of changes in the RSUs

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2020	65,458,962	159.66
Granted	27,991,107	226.01
Vested	(25,778,912)	147.40
Canceled/forfeited	(4,307,920)	185.69
Awarded and unvested as of March 31, 2021	63,363,237	192.19
Expected to vest as of March 31, 2021 (i)	52,458,305	191.21

(i)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

Options
Share-based awards
Summary of changes in the share options

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2020	6,393,303	87.81	3.4
Exercised	(416,453)	71.54
Outstanding as of March 31, 2021	5,976,850	88.94	2.6
Vested and exercisable as of March 31, 2021	4,458,615	72.36	1.9
Vested and expected to vest as of March 31, 2021 (i)	5,803,822	86.16	2.4

(i)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

Schedule of fair value assumptions

Year ended March 31,
2020
Risk-free interest rate (i)	1.68%
Expected dividend yield (ii)	0%
Expected life (years) (iii)	4.50
Expected volatility (iv)	34.7%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)	Expected volatility is assumed based on the historical volatility of the Company and the Company’s comparable companies in the period equal to the expected life of each grant.

Partner Capital Investment Plan | Subscription rights
Share-based awards
Schedule of fair value assumptions

	Year ended March 31,
	2019	2020
Risk-free interest rate (i)	2.94%	1.64%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	8.25	8.25
Expected volatility (iv)	33.0%	33.1%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights or interests is based on management’s estimate on timing of exercise of the rights or interests.
(iv)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to expected life of each right or interest.